Summary of significant accounting policies, Cash and Cash Equivalents (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Interest income	$ 5	$ 7	$ 41	$ 22	$ 35	$ 15	$ 4
Money market funds					280	0
Time deposits					840	582
Money Market and Bank Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Interest income					$ 21	$ 10	$ 2